Income Tax (Details) - Schedule of Comprehensive Income Differs from the Amount - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Comprehensive Income Loss Differs from the Amount [Abstract]
Income/(loss) before income taxes	¥ (45,426)	¥ 65,849	¥ 72,444
Income tax computed at PRC statutory tax rate	(11,357)	16,462	18,111
Effect of non-taxable income	(6,970)	(2,917)	(3,369)
Effect of non-deductible expenses	5,617	3,654	3,047
Effect of preferential tax rate	(7,352)	(7,041)	(11,571)
Deferred tax assets losses not recognized	15,815	9,516	8,470
Others	3,380	438	236
Total	¥ (867)	¥ 20,112	¥ 14,924